As filed with the Securities and Exchange Commission on March 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

COMMON STOCKS - 87.7%	Shares	Value

Aerospace & Defense - 0.7%
European Aeronautic Defense and Space Co. (b)	150,000	$ 3,800,009

Air Freight & Logistics - 1.3%
United Parcel Service, Inc.	100,000	7,316,000

Automobiles - 1.4%
Tata Motors Ltd. ADR (b)	300,000	5,550,000
Toyota Motor Corp. ADR (b)	20,000	2,171,000
		7,721,000
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	200,000	9,304,000
The Coca-Cola Co.	100,000	5,917,000
		15,221,000
Biotechnology - 1.6%
Amgen, Inc. (a)	150,000	6,988,500
Isis Pharmaceuticals, Inc. (a)	110,000	1,716,000
		8,704,500
Capital Markets - 0.8%
The Bank of New York Mellon Co., Inc.	94,340	4,399,074

Chemicals - 3.9%
Bayer AG (b)	25,000	2,037,896
EI Du Pont de Nemours & Co.	300,000	13,554,000
W.R. Grace & Co. (a)	250,000	5,655,000
		21,246,896
Commercial Banks - 4.1%
East West Bancorp, Inc.	150,000	3,609,000
First Midwest Bancorp Inc.	41,200	1,285,440
HSBC Holdings PLC ADR (b)	30,959	2,327,494
Mitsubishi UFJ Financial Group, Inc. ADR (b)	1,000,000	9,880,000
Wilmington Trust Corp.	75,000	2,615,250
Zions Bancorporation	48,000	2,627,520
		22,344,704
Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	70,000	3,627,400
Sotheby's Holdings	100,000	3,107,000
Steelcase, Inc.	214,000	3,280,620
		10,015,020
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	400,000	9,800,000
Corning, Inc.	400,000	9,628,000
Juniper Networks, Inc. (a)	200,000	5,430,000
Nokia Oyj ADR (b)	150,000	5,542,500
		30,400,500
Computers & Peripherals - 1.0%
Dell, Inc. (a)	75,000	1,503,000
EMC Corp. (a)	250,000	3,967,500
		5,470,500

The Tocqueville Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

Construction Materials - 0.6%
Cemex S.A.B. de C.V. ADR (a)(b)	115,600	3,133,916

Containers & Packaging - 1.1%
Sonoco Products Co.	200,000	6,172,000

Diversified Financial Services - 2.8%
CIT Group, Inc.	150,000	4,194,000
Citigroup, Inc.	175,000	4,938,500
Moody's Corp.	175,000	6,123,250
		15,255,750
Diversified Telecommunication Services - 3.3%
Alaska Communications Systems Group, Inc.	500,000	7,020,000
Chunghwa Telecom Co. Ltd. ADR (b)	250,000	5,258,058
Verizon Communications, Inc.	150,000	5,826,000
		18,104,058
Electric Utilities - 2.8%
FPL Group, Inc.	200,000	12,896,000
Korea Electric Power Corp. ADR (b)	120,000	2,415,600
		15,311,600
Electrical Appliances, Television And Radio Sets - 0.5%
Samsung Electronics Co. Ltd. ADR (b)	9,300	2,931,190

Electronic Equipment & Instruments - 1.3%
Hitachi Ltd. ADR (b)	75,000	5,631,750
Molex, Inc.	75,000	1,803,000
		7,434,750
Energy Equipment & Services - 2.0%
Schlumberger Ltd. (b)	150,000	11,319,000

Food & Staples Retailing - 0.5%
Sysco Corp.	90,000	2,614,500

Food Products - 1.9%
Campbell Soup Co.	200,000	6,322,000
Kraft Foods, Inc.	150,000	4,389,000
		10,711,000
Gaming - 0.4%
Scientific Games Corp. - Class A (a)	100,000	2,380,000

Health Care Equipment & Supplies - 1.4%
Medtronic, Inc.	50,000	2,328,500
Stryker Corp.	25,000	1,674,250
Thoratec Corp. (a)	220,000	3,520,000
		7,522,750
Household Products - 3.2%
Colgate-Palmolive Co.	100,000	7,700,000
Kimberly-Clark Corp.	150,000	9,847,500
		17,547,500
Industrial Conglomerates - 4.0%
3M Co.	75,000	5,973,750
General Electric Co.	450,000	15,934,500
		21,908,250
Insurance - 3.9%
American International Group, Inc.	200,000	11,032,000
Hannover Rueckverscherung AG (b)	60,000	2,665,358
IPC Holdings Ltd. (b)	300,000	7,719,000
		21,416,358

The Tocqueville Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

Internet Software & Services - 0.9%
Yahoo!, Inc. (a)	250,000	4,795,000

IT Services - 2.1%
Automatic Data Processing, Inc.	150,000	6,085,500
Western Union Co.	250,000	5,600,000
		11,685,500
Machinery - 1.5%
Albany International Group, Inc.	100,000	3,501,000
Illinois Tool Works, Inc.	100,000	5,040,000
		8,541,000
Media - 0.8%
John Wiley & Sons, Inc.	44,000	1,734,480
Lee Enterprises, Inc.	225,000	2,686,500
		4,420,980
Metals & Mining - 6.0%
Alcoa, Inc.	200,000	6,620,000
Cleveland-Cliffs, Inc.	100,000	10,184,000
Newmont Mining Corp.	300,000	16,302,000
		33,106,000
Multi-Utilities - 0.7%
Veolia Environnement ADR (b)	45,000	3,721,050

Oil & Gas - 3.7%
Murphy Oil Corp.	250,000	18,385,000
Total SA ADR (b)	30,000	2,183,400
		20,568,400
Personal Products - 0.9%
Avon Products, Inc.	150,000	5,253,000

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	300,000	6,957,000
Johnson & Johnson	100,000	6,326,000
Novartis AG ADR (b)	30,000	1,518,300
Pfizer, Inc.	500,000	11,695,000
		26,496,300
Prepackaged Software - 0.0%
Bio-key International, Inc. (a)(c)(e)(f)	47,090	—

Semiconductor & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	500,000	8,960,000
Intel Corp.	500,000	10,600,000
Ultratech, Inc. (a)	167,000	1,586,500
		21,146,500
Software - 3.0%
Electronic Arts, Inc. (a)	40,000	1,894,800
Microsoft Corp.	450,000	14,670,000
		16,564,800
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SA (b)	30,000	3,056,510

Thrifts & Mortgage Finance - 3.2%
Fannie Mae	225,000	7,618,500
MGIC Investment Corp.	550,000	10,175,000
		17,793,500
Water Supply - 0.3%
Purecycle Corp. (a)	200,000	1,462,000

The Tocqueville Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)		100,000	4,266,000
TOTAL COMMON STOCKS (Cost $437,184,314)			483,278,365

EXCHANGE TRADED FUNDS - 3.4%
CurrencyShares Japanese Yen Trust (a)		150,000	14,076,000
Streetracks Gold Trust (a)		50,000	4,572,000
TOTAL EXCHANGE TRADED FUNDS (Cost $16,265,382)			18,648,000

WARRANTS - 0.0%
Bio-key Warrants, $1.00 strike price, expires 4/14/09 (a)(e)		262,500	—
Raytheon Co. Warrants, $37.50 strike price, expires 6/16/11 (a)		1,581	45,153
TOTAL WARRANTS (Cost $0)			45,153

		Principal
		Amount	Value
U.S. GOVERNMENT AGENCY BONDS - 0.7%
Freddie Mac, 3.70%, 08/25/2009 (d)		$ 2,000,000	2,002,578
Freddie Mac, 3.90%, 08/27/2009 (d)		2,000,000	2,002,580
TOTAL U.S. GOVERNMENT BONDS (Cost $4,032,609)			4,005,158

SHORT-TERM INVESTMENTS - 7.7%
Repurchase Agreement 4.0%
Repurchase Agreement with U.S. Bank, N.A., 2.65%,
dated 1/31/08, due 2/1/08, collateralized by a Freddie Mac
Giant 15-Year Fixed (Pool #G11649) valued at $22,714,598.
Repurchase proceeds of $22,270,639.
(Cost $22,269,000)		22,269,000	22,269,000

U.S. Treasury Bill - 3.7%
United States Treasury Bill, 2.80%, 02/28/2008		20,000,000	19,958,750
TOTAL SHORT-TERM INVESTMENTS (Cost $19,958,750)			42,227,750

Total Investments (Cost $499,710,055) - 99.5%			548,204,426
Other Assets in Excess of Liabilities - 0.5%			2,758,169
TOTAL NET ASSETS - 100.0%			$ 550,962,595

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a) Non-income producing security.
(b)	Foreign Issued Security. Foreign concentration was as follows: Bermuda 1.4%; Finland 1.0%;
France 1.6%; Germany 0.8%; India 1.0%; Japan 3.2%; Mexico 0.6%; Netherlands 2.7%;
South Korea 1.0%; Switzerland 0.3%; Taiwan 1.0%; United Kingdom 0.4%.
(c)	Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at January 31, 2008 was $0 which represented 0.0% of net assets.
(d)	Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the original rate.
(e)	Fair valued security. The aggregate value of fair valued securities at January 31, 2008 was
$0 which represents 0.0% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The accompanying notes are an integral part of these Schedule of Investments.

The Tocqueville Small Cap Value Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Airlines - 0.5%
ExpressJet Holdings, Inc. (a)	77,000	$ 210,980

Biotechnology - 3.5%
Martek Biosciences Corp. (a)	47,000	1,339,500

Chemicals - 0.8%
Symyx Technologies (a)	49,500	324,720

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	21,500	445,480
Gevity HR, Inc.	45,000	315,900
		761,380
Communications Equipment - 1.5%
Powerwave Technologies, Inc. (a)	151,000	573,800

Electrical Equipment - 2.6%
Baldor Electric Co.	33,500	1,014,380

Electronic Equipment & Instruments - 4.8%
Electro Scientific Industries, Inc. (a)	47,000	772,680
GSI Group, Inc. (a)(b)	118,000	1,084,420
		1,857,100
Energy Equipment & Services - 7.9%
CARBO Ceramics, Inc.	42,000	1,442,700
Oceaneering International, Inc. (a)	8,000	460,640
Tetra Technologies, Inc. (a)	74,000	1,158,100
		3,061,440
Food Products - 1.8%
Hain Celestial Group, Inc. (a)	11,000	297,000
Sanderson Farms, Inc.	12,000	403,320
		700,320
Health Care Equipment & Supplies - 12.7%
Analogic Corp.	25,000	1,476,500
Greatbatch, Inc. (a)	20,000	451,600
Thoratec Corp. (a)	89,500	1,432,000
Wright Medical Group, Inc. (a)	57,500	1,569,750
		4,929,850
Health Care Providers & Services - 2.2%
Centene Corp. (a)	35,500	849,870

Hotels Restaurants & Leisure - 0.6%
Ambassadors Group, Inc.	11,500	212,635

Internet & Catalog Retail - 1.7%
1-800-FLOWERS.COM, Inc. (a)	86,500	675,565

Internet Software & Services - 5.8%
Interwoven, Inc. (a)	83,000	1,051,610
RealNetworks, Inc. (a)	63,000	367,290
Vignette Corp. (a)	59,000	830,130
		2,249,030

The Tocqueville Small Cap Value Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

IT Services - 1.3%
Lionbridge Technologies (a)	158,000	518,240

Machinery - 1.8%
Astec Industries, Inc. (a)	22,500	694,575

Multiline Retail - 0.8%
Tuesday Morning Corp.	48,000	289,920

Paper & Forest Products - 3.4%
Glatfelter	91,000	1,315,860

Pharmaceuticals - 5.5%
Medicines Co. (a)	69,000	1,181,280
Salix Pharmaceuticals, Ltd. (a)	135,500	941,725
		2,123,005
Semiconductor & Semiconductor Equipment - 17.9%
Brooks Automation, Inc. (a)	49,000	602,210
Emcore Corp. (a)	137,800	1,883,726
Exar Corp. (a)	116,500	956,465
FEI Co. (a)	46,000	1,042,360
Kopin Corp. (a)	296,500	999,205
Silicon Image, Inc. (a)	134,000	592,280
Ultratech, Inc. (a)	92,000	874,000
		6,950,246
Software - 13.9%
Aspen Technology, Inc. (a)	105,000	1,475,250
Epicor Software Corp. (a)	120,500	1,331,525
Mentor Graphics Corp. (a)	59,000	486,750
Parametric Technology Corp. (a)	42,500	699,125
Secure Computing Corp. (a)	91,000	814,450
TIBCO Software, Inc. (a)	76,500	569,160
		5,376,260
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	9,500	414,675
TOTAL COMMON STOCKS (Cost $40,133,386)		36,443,351

Short-Term Investments - 4.9%	Principal
Repurchase Agreement - 4.9%	Amount
Repurchase Agreement with U.S. Bank, N.A., 2.65%,
dated 1/31/08, due 2/1/08, collateralized by a Freddie Mac
Giant 15-Year Fixed (Pool #G11649) valued at $1,949,539.
Repurchase proceeds of $1,911,141.
(Cost $1,911,000)	1,911,000	1,911,000
Total Short-Term Investments (Cost $1,911,000)		1,911,000

Total Investments (Cost $42,044,386) - 99.0%		38,354,351
Other Assets in Excess of Liabilities - 1.0%		376,593
TOTAL NET ASSETS - 100.0%		$ 38,730,944

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b)	Foreign Issued Security. Foreign concentration was as follows: Canada 2.8%.

The accompanying notes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

COMMON STOCKS - 88.9%	Shares	Value
Belgium - 0.3%
Solvay SA	5,000	$ 624,340

Bermuda - 0.8%
Celestial NutriFoods, Ltd.	3,500,000	1,570,203

Brazil - 1.3%
Companhia Vale do Rio Doce ADR	80,000	2,398,400

Canada - 0.8%
Uranium One, Inc. (a)	210,000	1,459,888

China - 2.9%
Chunghwa Telecom Co., Ltd. ADR	262,764	5,525,919

Finland - 4.3%
Nokia Oyj ADR	120,000	4,434,000
UPM-Kymmene Oyj	186,700	3,539,652
		7,973,652
France - 12.5%
Carbone Lorraine	881	46,890
M6 Metropole Television	195,000	4,816,649
Manitou BF SA	16,000	688,515
Safran SA	255,000	4,198,088
Sanofi-Aventis	80,000	6,523,847
Veolia Environnement	26,000	2,138,611
Vivendi SA	125,000	5,036,952
		23,449,552
Germany - 2.4%
Siemens AG ADR	34,600	4,491,080

Greece - 1.2%
Titan Cement Co., SA	50,000	2,285,177

Indonesia - 1.4%
PT Tempo Scan Pacific Tbk	34,380,000	2,575,588

Ireland - 1.0%
Allied Irish Banks PLC ADR	40,000	1,778,800

Israel - 1.5%
Makhteshim-Agan Industries, Ltd. (a)	350,000	2,776,404

Italy - 4.4%
C.I.R. S.p.A. - Compagnie Industriali Riunite	1,000,000	3,122,281
Interpump SpA	197,828	1,803,840
Sogefi SpA	161,650	1,152,756
Unicredito Italiano SpA	300,000	2,223,342
		8,302,219
Japan - 24.4%
Bridgestone Corp.	50,000	849,136
Capcom Co., Ltd.	160,000	3,892,170

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

Fuji Photo Film Co., Ltd.	100,000	3,882,587
Hitachi, Ltd.	850,000	6,368,409
Kyoto Kimono Yuzen Co., Ltd.	3,600	2,801,298
Matsushita Electric Industrial Co., Ltd. ADR	240,000	5,128,800
Mitsubishi Tokyo Financial Group, Inc. ADR	325,000	3,211,000
Nippon Express Co., Ltd.	800,000	4,298,031
Omron Corp.	162,000	3,378,191
Secom Co., Ltd.	77,000	3,933,392
Shinsei Bank, Ltd.	148,000	686,843
Tecmo Ltd.	395,500	4,575,493
Toyota Motor Corp. ADR	23,000	2,496,650
		45,502,000
Mexico - 3.7%
Cemex S.A.B. de C.V. ADR (a)	84,983	2,303,889
Fomento Economico Mexicano S.A.B. de C.V. ADR	130,000	4,702,100
		7,005,989
Netherlands - 4.0%
European Aeronautic Defense and Space Co.	125,000	3,188,179
Unilever NV ADR	130,000	4,227,600
		7,415,779
Norway - 0.4%
Marine Harvest (a)	1,550,000	834,732

Singapore - 1.5%
GP Industries	8,389,241	2,763,121

South Korea - 2.4%
Dongyang Mechatro	334,100	1,945,003
SK Telecom Co., Ltd. ADR (a)	100,000	2,483,000
		4,428,003
Sweden - 2.6%
Saab AB	210,500	4,812,265

Switzerland - 3.8%
Kudelski SA	140,000	2,320,033
Nestle SA	2,500	1,119,238
UBS AG	88,000	3,633,520
		7,072,791
Thailand - 3.2%
Bangkok Bank Public Co., Ltd.	1,000,000	3,728,037
BEC World Pcl	3,000,100	2,274,370
		6,002,407
United Kingdom - 1.9%
Bodycote International	766,250	2,703,300
BP PLC ADR	13,000	828,750
		3,532,050
United States - 6.2%
Freeport-McMoRan Copper & Gold, Inc.	14,000	1,246,420
Newmont Mining Corp.	100,000	5,434,000
NII Holdings, Inc. (a)	95,800	4,086,828
Schlumberger Ltd. (a)	10,000	754,600
		11,521,848
TOTAL COMMON STOCKS (Cost $151,237,347)		166,102,207

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

		Principal
		Amount	Value
Short-Term Investments - 8.1%
Variable Rate Demand Notes - 8.1%
JP Morgan Chase Demand Deposits, 2.00%, 12/31/2031 (b)		$ 15,216,020	15,216,020
Total Short-Term Investments (Cost $15,216,020)			15,216,020

Total Investments (Cost $166,453,367) - 97.0%			181,318,227
Other Assets in Excess of Liabilities - 3.0%			5,532,052
TOTAL NET ASSETS - 100.0%			$ 186,850,279

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
The rate shown is as of January 31, 2008.

The accompanying notes are an integral part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS - 89.1%
Gold & Gold Related - 75.6%
Agnico-Eagle Mines Ltd. (a)(b)	402,000	$ 25,358,160
Alamos Gold, Inc. (a)(b)	2,615,100	18,231,861
Almaden Minerals Ltd. (a)(b)	800,000	2,071,610
Andean Resources (a)(b)	15,536,500	25,202,152
AngloGold Ashanti Ltd. ADR (b)	150,000	6,235,500
Apollo Gold Corp. (a)(b)	733,000	430,726
Aquiline Resources, Inc. (a)(b)	1,333,333	13,996,643
Aurelian Resources, Inc. (a)(b)	756,000	6,023,604
Aurizon Mines Ltd. (a)(b)	600,000	2,390,319
Banro Corp. (a)(b)	631,400	6,382,859
Centamin Egypt Ltd. (a)(b)	7,830,000	10,325,045
Cia de Minas Buenaventura SA ADR (b)	538,800	36,099,600
Cluff Gold Ltd. (a)(b)	2,450,000	4,292,177
Comaplex Minerals Corp. (a)(b)	1,918,000	11,175,041
Crystallex International Corp. (a)(b)	2,555,600	5,136,756
Eldorado Gold Corporation Ltd. (a)(b)	1,726,800	11,350,909
Electrum Ltd. (a)(b)(c)(d)(e)	1,047,776	7,020,099
Euro Ressources S.A. (a)(b)	2,900,000	3,880,291
European Goldfields Ltd. (a)(b)	2,578,600	17,412,388
FNX Mining Co., Inc. (a)(b)	300,000	7,947,811
Franco Nevada Corp. (a)(b)	1,405,900	26,604,352
Fury Explorations Ltd. (a)(b)(f)	1,500,000	1,045,765
GBS Gold International, Inc. (a)(b)	2,164,300	2,823,797
Gold Eagle Mines Ltd. (a)(b)	200,000	1,515,861
Gold Fields Ltd. (b)	166,249	2,492,430
Gold Fields Ltd. ADR (b)	2,361,500	35,493,345
Gold Resource Corp. (a)(f)	2,129,700	8,241,939
Goldcorp, Inc. (b)	2,168,050	80,694,821
Golden Star Resources Ltd. (a)(b)	5,589,000	22,210,159
Great Basin Gold Ltd. (a)(b)	3,864,137	11,699,593
Iamgold Corp. (b)	2,918,700	23,255,416
Ivanhoe Mines Ltd. (a)(b)	4,467,000	43,822,469
Kazakhgold Group (a)(b)	434,000	9,982,000
Kinross Gold Corp. (a)(b)	899,700	19,910,361
Minefinders Corp. (a)(b)	791,000	9,390,688
Mwana Africa (a)(b)	98,684	71,136
New Gold, Inc. (a)(b)(f)	1,518,500	8,242,443
Newmont Mining Corp.	563,800	30,636,893
North Arrow Minerals, Inc. (a)(b)	360,000	71,710
NovaGold Resources, Inc. (a)(b)	880,500	10,128,753
Orezone Resources, Inc. (a)(b)(f)	17,163,700	24,445,088
Osisko Exploration Ltd. (a)(b)(f)	3,891,900	23,334,732
Oxiana Ltd. (b)	5,113,809	13,749,016
Polo Resources Ltd. (a)(b)(f)	33,650,000	6,022,312
Polyus Gold ADR (b)	851,616	43,432,416
Radius Gold, Inc. (a)(b)	1,329,544	483,326
Randgold Resources Ltd. ADR (b)	1,663,200	79,351,272
Red Back Mining, Inc. (a)(b)	895,000	7,345,052
Regent Pacific Group (a)(b)	71,000,000	6,738,100
Royal Gold, Inc.	447,765	13,459,816

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

Semafo, Inc. (a)(b)	4,900,000	5,953,887
Shore Gold, Inc. (a)(b)	2,207,800	8,025,965
Sino Gold Ltd. (a)(b)	2,941,500	20,166,761
Strongbow Exploration, Inc. (a)(b)	1,800,000	779,842
Sunridge Gold Corp. (a)(b)	500,000	637,418
Troy Resources NL (b)(f)	3,649,520	10,459,343
U.S. Gold Corp. (a)	223,000	850,645
Wesdome Gold Mines Ltd. (a)(b)	627,250	1,062,024
Witwatersrand Consolidated Gold Resources, Ltd. (a)(b)	335,000	6,177,797
Yukon-Nevada Gold Corp. (a)(b)(f)	8,350,000	13,721,926
		855,494,220
Oil, Gas & Consumable Fuels - 2.0%
Uranium One, Inc. (a)(b)	3,309,300	23,005,741

Precious Metals & Related - 11.5%
Apex Silver Mines Ltd. (a)(b)	1,111,800	15,843,150
Brilliant Mining Corp. (a)(b)	1,875,000	2,054,181
Harry Winston Diamond Corp. (b)	100,000	2,460,000
Impala Platinum Holdings Ltd. (b)	640,000	23,775,766
Impala Platinum Holdings Ltd. ADR (b)	450,000	16,682,760
Ivanhoe Nickel & Platinum Ltd. (a)(b)(c)(d)(e)	458,333	3,666,664
Mvelaphanda Resources Ltd. (a)(b)	350,000	2,071,961
Sabina Silver Corp. (a)(b)	900,000	1,604,502
Silver Standard Resources, Inc. (a)(b)	557,000	19,378,030
Silver Wheaton Corp. (a)(b)	1,687,400	25,998,783
Silverstone Resources Corp. (a)(b)(f)	5,000,000	14,590,907
Stornoway Diamond Corp. (a)(b)	1,950,000	1,262,387
Trade Winds Ventures, Inc. (a)(b)	1,100,000	339,624
		129,728,715
TOTAL COMMON STOCKS (Cost $662,556,349)		1,008,228,676
	Ounces
Gold Bullion - 8.0%
Gold Bullion (a)	97,890	90,644,963
TOTAL GOLD BULLION (Cost $44,609,241)		90,644,963
	Shares
Exchange Traded Fund - 1.7%
iShares Silver Trust (a)	113,000	19,016,770
TOTAL EXCHANGE TRADED FUND (Cost $11,125,879)		19,016,770

WARRANTS - 0.8%
Gold & Gold Related - 0.7%
Govi High Power Exploration Co. (a)(b)(c)(d)(e)	1,750,000	3,500,000
Great Basin Gold Ltd. (a)(b)	500,000	348,588
Nevsun Resources Ltd. (a)(b)(d)	202,125	—
NovaGold Resources, Inc. (a)(b)	75,000	393,656
Osisko Exploration (a)(b)(d)	1,155,000	3,005,842
U.S. Gold Corp. (a)	111,500	122,155
Yukon-Nevada Gold Corp. (a)(b)(d)	4,175,000	—
		7,370,241

Precious Metals & Related - 0.1%
Brilliant Mining (a)(b)(d)	937,500	54,622
PAN American Silver Corp. (a)(b)	61,536	1,501,551
		1,556,173
TOTAL WARRANTS (Cost $3,586,900)		8,926,414

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2008
(Unaudited)

Principal
SHORT-TERM INVESTMENTS - 1.2%		Amount	Value
Repurchase Agreement 1.2%
Repurchase Agreement with U.S. Bank, N.A., 2.65%,
dated 1/31/08, due 2/1/08, collateralized by a Freddie Mac
Giant 15-Year Fixed (Pool #G11649) valued at $13,594,065.
Repurchase proceeds of $13,327,981.
(Cost $13,327,000)		$ 13,327,000	13,327,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,327,000)			13,327,000

Total Investments (Cost $735,205,369) - 100.8%			1,140,143,823
Liabilities in Excess of Other Assets - (0.8%)			(8,934,099)
TOTAL NET ASSETS - 100.0%			$ 1,131,209,724

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 7.1%;
Canada 51.5%; Cayman Islands 2.0%; France 1.0%; Jersey 0.9%; Peru 3.2%; Russia 3.8%;
South Africa 15.2%; United Kingdom 0.5%.
(c)	Denotes security is fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2008 was $14,186,763 which represented 1.3% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities at January 31, 2008 was $17,247,227 which represented 1.5% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Affiliated company.

The accompanying notes are an integral part of these Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Tocqueville Fund

Cost of investments	$499,710,055

Gross unrealized appreciation	78,648,276
Gross unrealized depreciation	(30,153,905)
Net unrealized appreciation	$48,494,371

Small Cap Value Fund

Cost of investments	$42,044,386

Gross unrealized appreciation	992,403
Gross unrealized depreciation	(4,682,438)
Net unrealized appreciation	($3,690,035)

International Value Fund

Cost of investments	$166,453,367

Gross unrealized appreciation	27,367,612
Gross unrealized depreciation	(12,502,752)
Net unrealized appreciation	$14,864,860

Gold Fund

Cost of investments	$735,205,369

Gross unrealized appreciation	458,268,629
Gross unrealized depreciation	(53,330,175)
Net unrealized appreciation	$404,938,454

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Tocqueville Trust

By (Signature and Title)   /s/ Robert W. Kleinschmidt
                                                   Robert W. Kleinschmidt, President

Date   3/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date   3/26/08

By (Signature and Title)*   /s/ Steve Tyrrell
 Steve Tyrrell, Treasurer

Date   3/26/08

* Print the name and title of each signing officer under his or her signature.